CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
Current
Cash and cash equivalents	$ 240,773	$ 139,101
Short-term investments	4,221	2,217
Restricted cash	30,154	28,723
Trade receivables (note 4)	57,800	67,300
Inventories:
Ore in stockpiles and on leach pads	73,163	51,826
Concentrates and dore bars	67,739	46,658
Supplies	221,843	253,160
Income taxes recoverable		18,682
Available-for-sale securities (notes 4 and 8)	71,538	74,581
Fair value of derivative financial instruments (notes 4 and 10)	14,710	5,590
Other current assets	122,224	116,993
Total current assets	904,165	804,831
Other assets	59,416	66,394
Goodwill (note 14)	39,017	39,017
Equity investment (note 14)	1,638,784
Property, plant and mine development (note 5)	4,067,096	4,049,117
TOTAL ASSETS	6,708,478	4,959,359
Current
Accounts payable and accrued liabilities	235,662	173,374
Reclamation provision (note 13)	1,934	3,452
Interest payable (note 9)	13,869	13,803
Income taxes payable	22,409	7,523
Capital lease obligations	9,714	12,035
Fair value of derivative financial instruments (notes 4 and 10)	34,718	467
Total current liabilities	318,306	210,654
Long-term debt (note 9)	1,320,000	1,000,000
Reclamation provision and other liabilities	176,897	178,236
Deferred income and mining tax liabilities	603,164	593,320
SHAREHOLDERS' EQUITY
Common shares (note 6): Outstanding - 209,689,597 common shares issued, less 1,165,231 shares held in trust	4,451,910	3,294,007
Stock options (notes 6 and 7)	185,922	174,470
Contributed surplus	37,254	37,254
Deficit	(394,821)	(513,441)
Accumulated other comprehensive income (loss) (note 6)	9,846	(15,141)
Total shareholders' equity	4,290,111	2,977,149
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 6,708,478	$ 4,959,359